Share Based Payments and Stock Options (Details) - USD ($)	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Share-based Payment Arrangement [Abstract]
Total non-cash share-based compensation	$ 4,115,068	$ 80,278